Term loans (Tables)	12 Months Ended
Dec. 31, 2021
Term loans
Schedule of components and movements of term loans

				Canada		2019 SR&ED	2018 SR&ED
		Other Term	Other Term	Emergency Business	Other Term	Tax Credit	Tax Credit
	EDC Loan¹	Loans²	Loans³	Account Loan[4]	Loans[5]	loan[6]	loan[7]	Total
	$	$	$	$	$	$	$	$
Balance, December 31, 2019	—	—	—	—	110,933	185,331	199,736	496,000
Addition	157,058	38,861	—	—	—	—	—	195,919
Financing costs	(83,119)	—	—	—	—	—	—	(83,119)
Accretion	1,861	—	—	—	4,267	40,902	14,264	61,294
Payments	—	(1,954)	—	—	(115,200)	(226,233)	(214,000)	(557,387)
Balance, December 31, 2020	75,800	36,907	—	—	—	—	—	112,707
Assumed through business combination		—	36,520	50,000	—	—	—	86,520
Accretion	12,185		—	—	—	—	—	12,185
Payments	—	(12,207)	(8,300)	—	—	—	—	(20,507)
Balance, December 31, 2021	87,985	24,700	28,220	50,000	—	—	—	190,905
Less current portion	—	(13,084)	(19,920)	(50,000)	—	—	—	(83,004)
Balance, December 31, 2021	87,985	11,616	8,300	—	—	—	—	107,901

[1] maturing in 2027, non-interest bearing, payable in equal instalments from July 2023 to June 2027

² maturing October 23, 2023 bearing interest at a rate of 6.95% per annum, payable in monthly instalments of $1,200 secured by automobile (carrying amount of $23,749 as at December 31, 2021)

[3]maturing in May 2023, payable in monthly instalments of $1,660, bearing interest at 7.45%

[4] loan bearing no interest and no minimum repayment, if repaid by December 2023

[5] bore interest at 8% per annum, repaid July 2020.

[6] bore interest at 16.68%, repaid July 2020.

[7] bore interest at 16.68%, repaid May 2020.